Schedule of warrants (Details) - shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Total outstanding at December 31, 2025	5,284,036	17,827,277
CDI Options and Warrants issued		8,906,888
CDI Options and Warrants exercised	(5,280,036)	(20,253,039)
Warrants expired		(1,197,090)
Total outstanding at September 30, 2026	4,000	5,284,036
CHESS depositary interests [member]
IfrsStatementLineItems [Line Items]
Total outstanding at December 31, 2025	1,366,292	8,075,571
CDI Options and Warrants issued		7,222,222
CDI Options and Warrants exercised	(1,366,292)	(13,931,501)
Warrants expired
Total outstanding at September 30, 2026		1,366,292
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Total outstanding at December 31, 2025	3,917,744	9,751,706
CDI Options and Warrants issued		1,684,666
CDI Options and Warrants exercised	(3,913,744)	(6,321,538)
Warrants expired		(1,197,090)
Total outstanding at September 30, 2026	4,000	3,917,744